FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Value Measurement of Warrants) (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 1,691	$ 11,932	$ 4,509
Issuances	9,082	8,724
Exercises			(3,631)
Changes in fair value through profit and loss	(8,599)	(18,965)	11,054
Balance as of December 31	$ 2,174	$ 1,691	$ 11,932